PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7: - PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2023	2022
Cost:
Computers, software and electronic equipment	$4,101	$2,827
Office, furniture and equipment	1,854	1,690
Molds and others	2,778	2,446
Leasehold improvements	16,584	16,161
	25,317	23,124
Less - accumulated depreciation	(16,072)	(13,656)
Property, plant and equipment, net	$9,245	$9,468

Depreciation and amortization expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $2,458, $2,535 and $2,803, respectively.